UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INTERMEDIATE-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED
JUNE 30, 2006

[LOGO OF USAA]
    USAA(R)

                                  USAA INTERMEDIATE-TERM
                                          Fund

                                        [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                        Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group, CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
---------------------------------------------------------------------------

              CP        Commercial Paper

              COP       Certificate of Participation

              EDC       Economic Development Corp.

              ETM       Escrowed to final maturity

              GAN       Grant Anticipation Note

              GO        General Obligation

              IDA       Industrial Development Authority/Agency

              IDB       Industrial Development Board

              IDC       Industrial Development Corp.

              IDRB      Industrial Development Revenue Bond

              ISD       Independent School District

              MFH       Multifamily Housing

              MLO       Municipal Lease Obligation

              PCRB      Pollution Control Revenue Bond

              PRE       Prerefunded to a date prior to maturity

              RB        Revenue Bond

              SAVRS     Select Auction Variable Rate Securities

              USD       Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (91.4%)

             ALABAMA (1.1%)
             Montgomery BMC Special Care Facilities Financing Auth. RB,
  $ 2,155       Series 1998B (ETM) (INS)                                                   4.88%        11/15/2018       $    2,206
      345       Series 1998B (INS)                                                         4.88         11/15/2018              349
   14,745    Series 2004B, 5.00%, 11/15/2007 (PRE) (INS)                                   4.67(b)      11/15/2021           14,365
    5,000    Prattville IDB PCRB, Series 1998                                              5.15          9/01/2013            5,149
    5,000    Private Colleges and Universities Facilities Auth. RB,
                Series 2006 (INS)                                                          4.75          9/01/2026            5,017
    2,000    Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)                5.75          9/01/2020            2,140

             ALASKA (0.9%)
    7,650    Four Dam Pool Power Agency Electric RB,
                Series 2004A (LOC - Dexia Credit Local)                                    5.00          7/01/2021            7,736
    2,175    Housing Finance Corp. Mortgage RB, Series 1997A-1                             5.50         12/01/2017            2,226
    3,750    North Slope Borough GO, Series 2003A (INS)                                    4.36(a)       6/30/2011            3,042
             State Sport Fishing RB,
    2,000       Series 2006 (INS)                                                          4.75          4/01/2021            2,004
    2,520       Series 2006 (INS)                                                          4.75          4/01/2022            2,521
    2,000       Series 2006 (INS)                                                          4.75          4/01/2023            1,996
    4,110       Series 2006 (INS)                                                          4.75          4/01/2024            4,088

             ARIZONA (1.9%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                                               4.50          4/01/2016            1,147
      425       Series 2004A                                                               5.00          4/01/2017              432
    1,150       Series 2004A                                                               4.75          4/01/2025            1,102
    2,500    Maricopa County Phoenix Union High School District No. 210 GO,
                Series 2005B (INS)                                                         4.50          7/01/2024            2,456
             Maricopa County RB,
    3,230       Series 1997 (PRE)                                                          6.13          4/01/2018            3,347
    1,270       Series 1997                                                                6.13          4/01/2018            1,307
             Phoenix Civic Improvement Corp. RB,
    3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                                       4.50(b)       7/01/2024            2,481
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                                       4.54(b)       7/01/2025            1,606
             Pinal County IDA RB,
    2,000       Series 2006A (INS)                                                         5.25         10/01/2020            2,054
    1,250       Series 2006A (INS)                                                         5.25         10/01/2022            1,283
    2,000       Series 2006A (INS)                                                         4.50         10/01/2025            1,867
   11,210    School Facilities Board RB, Series 2002 (PRE)                                 5.25          7/01/2017           11,960
   10,700    State Transportation Board Highway RB, Series 2004B                           5.00          7/01/2020           11,111
    2,535    State Univ. COP (MLO), Series 2005-A (INS)                                    5.00          9/01/2024            2,602
    7,180    University Medical Center Corp. RB, Series 2005                               5.00          7/01/2022            7,193

             ARKANSAS (0.5%)
    6,230    Independence County PCRB, Series 2005                                         5.00          1/01/2021            6,318
    3,500    Jefferson County PCRB, Series 2006                                            4.60         10/01/2017            3,478
    2,420    Little Rock Capital Improvement RB, Series 1998A                              5.70          1/01/2018            2,480

             CALIFORNIA (9.4%)
    2,000    Coronado Community Development Agency Tax Allocation Bonds,
                Series 2005 (INS)                                                          5.00          9/01/2024            2,055
             Foothill/Eastern Transportation Corridor Agency RB,
   10,000       Series 1995A (ETM)                                                         7.05          1/01/2010           11,048
   15,000       Series 1995A (PRE)                                                         7.10          1/01/2011           16,859
    9,085       Series 1995A (PRE)                                                         7.15          1/01/2013           10,225

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 3,000    Golden State Tobacco Securitization Corp. RB
                (State Appropriation Enhanced), Series B (PRE)                             5.50%         6/01/2018       $    3,046
    6,745    Kern County Board of Education COP (MLO), Series 2006A (INS)                  5.00          6/01/2026            6,923
   20,000    Los Angeles Department of Water and Power RB,
                Series 2005A, Subseries A-2 (INS)                                          4.75          7/01/2025           20,095
    6,000    Los Angeles USD GO, Series 2003A (INS)                                        5.25          7/01/2019            6,370
             Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                                         5.64(a)       7/01/2017            1,917
    3,325       Series 1999A (INS)                                                         5.69(a)       7/01/2018            1,811
    4,000    Oakland Redevelopment Agency Subordinated Tax Allocation Bonds,
                Series 2005 (INS)                                                          5.00          9/01/2022            4,126
    5,000    Public Works Board RB (MLO), Series 2003C                                     5.50          6/01/2019            5,353
    1,430    Sacramento City Financing Auth. Tax Allocation Bonds,
                Series 2005A (INS)                                                         5.00         12/01/2024            1,471
   10,265    Sacramento Municipal Utility District Financing Auth. RB,
                Series 2006 (INS)                                                          4.75          7/01/2024           10,302
    3,525    San Bernardino County Redevelopment Agency Tax Allocation Bonds,
                Series 2005A (INS)                                                         5.00          9/01/2025            3,575
             San Joaquin Hills Transportation Corridor Agency Senior Lien RB,
    5,000       Series 1993 (ETM)                                                          7.40          1/01/2007            5,092
   16,795       Series 1993 (ETM)                                                          7.45          1/01/2008           17,701
    4,625    San Jose MFH RB, Series 1992A                                                 4.95          4/01/2012            4,690
             Santa Clara County Financing Auth. RB (MLO),
    7,065       Series 2006I (INS)                                                         4.75          5/15/2023            7,117
    7,400       Series 2006I (INS)                                                         4.75          5/15/2024            7,426
    7,750       Series 2006I (INS)                                                         4.75          5/15/2025            7,753
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe RB, Series 2006(d)                     5.00          3/01/2020            3,413
    2,175    Semitropic Improvement District Water Banking RB,
                Series 2004A (INS)                                                         5.25         12/01/2018            2,306
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                                         5.00          8/15/2022            4,177
    4,920       Series 2005A (INS)                                                         5.00          8/15/2025            5,067
   14,500    Southern California Tobacco Securitization Asset-Backed Bonds,
                Series 2006A                                                               4.75          6/01/2025           14,348
    3,000    State Department Water Resources Water System RB, Series X (INS)              5.50         12/01/2016            3,312
   20,000    State GO                                                                      5.00         12/01/2015           20,981
   15,000    State GO                                                                      5.00          3/01/2021           15,484
   10,000    State GO                                                                      5.00          5/01/2025           10,232
    1,245    State Systemwide Univ. RB, Series 2002A (INS)                                 5.50         11/01/2015            1,347
             Statewide Communities Development Auth. RB,
    3,120       Series 2006                                                                5.00          5/15/2021            3,209
    3,275       Series 2006                                                                5.00          5/15/2022            3,371
    3,440       Series 2006                                                                5.00          5/15/2023            3,536
    3,610       Series 2006                                                                5.00          5/15/2024            3,705
    3,795       Series 2006                                                                5.00          5/15/2025            3,879
    3,500    Univ. of California RB, Series 2003A (INS)                                    5.13          5/15/2016            3,709

             COLORADO (1.8%)
             Adams County PCRB,
    5,000       Series 1999 (INS)                                                          5.10          1/01/2019            5,186
    8,500       Series 2005A (INS)                                                         4.38          9/01/2017            8,387
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                                          5.25         12/01/2018            2,119
    2,585       Series 2002 (INS)                                                          5.25         12/01/2019            2,738
    2,000       Series 2002 (INS)                                                          5.25         12/01/2020            2,113
    2,000       Series 2002 (INS)                                                          5.25         12/01/2021            2,112
             Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                                               5.20         12/01/2012            1,017
      635       Series 1998A                                                               5.25         12/01/2013              645

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 2,200       Series 1998A                                                               5.38%        12/01/2018       $    2,236
    2,400       Series 2001A                                                               6.25         12/01/2016            2,571
             Douglas County School District No. RE1 GO,
    1,310       Series 2004 (INS)                                                          5.75         12/15/2015            1,453
    1,000       Series 2004 (INS)                                                          5.75         12/15/2016            1,105
    1,000    Health Facilities Auth. RB, Series 2005                                       5.25          6/01/2023            1,020
    2,250    Jefferson County School District No. R-1 GO, Series 2004 (INS)                5.00         12/15/2024            2,320
             Pueblo School District No. 60 GO,
    2,000       Series 2002 (INS)                                                          5.25         12/15/2017            2,119
    2,140       Series 2002 (INS)                                                          5.25         12/15/2020            2,261
    9,045    State COP (MLO), Series 2005B (INS)                                           5.00         11/01/2023            9,306

             CONNECTICUT (1.9%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(d)                                                      6.40          9/01/2011            5,155
   10,780       Series 1996A(d)                                                            6.40          9/01/2011           11,027
    1,000       Series 1997B(d)                                                            5.60          9/01/2009            1,034
    4,400       Series 1997B(d)                                                            5.70          9/01/2012            4,535
   16,500       Series 1997B(d)                                                            5.75          9/01/2018           16,923
             State GO,
    3,000       Series 2003A                                                               5.00          4/15/2018            3,129
    4,180       Series 2003E (INS)                                                         5.00          8/15/2019            4,344
    2,000       Series 2003E (INS)                                                         5.00          8/15/2020            2,073
    4,000    State Health and Educational Facilities Auth. RB, Series 2005C (INS)          5.00          7/01/2025            4,065

             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                                         4.80          5/01/2017            1,507
    1,830       Series 2002A (INS)                                                         4.90          5/01/2018            1,850
    1,000       Series 2002A (INS)                                                         5.00          5/01/2019            1,016
    1,515       Series 2002A (INS)                                                         5.05          5/01/2020            1,541
             Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                                          5.25          7/01/2013            1,062
    1,460       Series 2001 (INS)                                                          5.25          7/01/2017            1,532
    1,580       Series 2001 (INS)                                                          5.25          7/01/2018            1,657

             DISTRICT OF COLUMBIA (1.9%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(f)                              5.00         10/01/2018           30,725
    7,000    COP (MLO), Series 2006 (INS)                                                  5.00          1/01/2025            7,157
    2,405    Metropolitan Airport Auth. RB, Series B (INS)                                 5.25         10/01/2016            2,534
             RB,
    4,560       Series 1999 (PRE) (INS)                                                    6.20          7/01/2019            4,924
    6,000       Series 1999A (INS)                                                         5.00          1/01/2019            6,152

             FLORIDA (5.6%)
             Brevard County COP (MLO),
    9,225       Series 2006A (INS)                                                         5.00          7/01/2023            9,510
    9,685       Series 2006A (INS)                                                         5.00          7/01/2024            9,962
    5,165       Series 2006A (INS)                                                         5.00          7/01/2025            5,300
             Broward County COP (MLO),
   11,355       Series 2005A (INS)                                                         5.00          7/01/2023           11,682
    4,420       Series 2005A (INS)                                                         5.00          7/01/2024            4,538
    3,710       Series 2005A (INS)                                                         5.00          7/01/2025            3,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 6,500       Series 2006A (INS)                                                         5.00%         7/01/2023       $    6,704
    4,000       Series 2006A (INS)                                                         5.00          7/01/2024            4,116
             Dade County RB,
    7,905       Series 1996B (INS)                                                         6.00(a)      10/01/2011            6,242
    8,610       Series 1996B (INS)                                                         6.10(a)      10/01/2012            6,388
    8,760       Series 1996B (PRE) (INS)                                                   6.20(a)      10/01/2013            6,154
    7,500    Escambia County Health Facilities RB, Series 2003A (Ascension Health)         5.25         11/15/2014            7,926
    3,270    Flagler County School Board COP (MLO), Series 2005A (INS)                     5.00          8/01/2025            3,336
    4,250    Indian River County School Board COP, Series 2005 (INS)                       5.00          7/01/2024            4,357
    5,000    JEA St. Johns River Power Park Systems RB, Issue 2, Series 21 (INS)           5.00         10/01/2020            5,181
    2,910    Miami Beach Health Facilities Auth. Hospital RB, Series 2001A                 6.13         11/15/2011            3,099
             Miami Dade County COP (MLO),
    8,375       Series 2006B (INS)                                                         4.75         11/01/2023            8,405
    9,830       Series 2006B (INS)                                                         4.75         11/01/2024            9,841
             Miami Dade County RB,
    2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                                      4.54(b)      10/01/2024            1,653
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                                      4.57(b)      10/01/2025            2,582
             Miami Dade County Stormwater Utility RB,
    1,670       Series 2004 (INS)                                                          5.00          4/01/2022            1,728
    2,805       Series 2004 (INS)                                                          5.00          4/01/2023            2,896
    8,480    Orange County School Board COP (MLO), Series 2006B (INS)                      5.00          8/01/2023            8,720
    7,450    Palm Beach County Health Facilities Auth. RB, Series 2002 (INS)               5.00         12/01/2021            7,586
             Palm Beach County Public Improvement RB,
    3,000       Series 2005A (INS)                                                         5.00          6/01/2024            3,082
    2,500       Series 2005A (INS)                                                         5.00          6/01/2025            2,562
             Palm Beach County School Board COP (MLO),
    2,000       Series 2002D (INS)                                                         5.25          8/01/2017            2,109
    1,500       Series 2002D (INS)                                                         5.25          8/01/2018            1,581
    1,000       Series 2005A (INS)                                                         5.00          8/01/2022            1,030

             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB, Second Series 2001 (INS)                4.35          9/01/2018            5,001
    5,000    Savannah Hospital Auth. Candler Health Systems RB, Series 1998B (INS)         5.00          7/01/2018            5,094

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB, Series 1997B                        5.45          7/01/2017            5,132

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)                                 5.25          5/01/2014            1,021
    1,000    Univ. of Idaho RB, Series 2003 (INS)                                          4.75          4/01/2022            1,013

             ILLINOIS (6.2%)
             Bedford Park Village RB,
    1,000       Series 2005A                                                               4.60         12/01/2017              984
    3,240       Series 2005A                                                               4.80         12/01/2020            3,158
             Channahon Tax Increment RB,
    1,390       Series 2000                                                                6.25          1/01/2010            1,445
    6,040       Series 2000                                                                6.88          1/01/2020            6,504
   29,925    Chicago School Board GO, Series 1999A (INS)                                   4.82(a)      12/01/2013           21,678
    5,000    Chicago Special Assessment Improvement Bonds,
                Series 2002 (Lakeshore East Project)                                       6.63         12/01/2022            5,358
    2,000    Chicago Water Senior Lien RB, Series 2001 (PRE)                               5.00         11/01/2019            2,100

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Chicago-O'Hare International Airport RB,
  $ 2,170       Series 2001B (INS)                                                         5.50%         1/01/2014       $    2,306
    7,000       Series 2005A (INS)                                                         5.00          1/01/2021            7,195
   10,000       Series 2005A (INS)                                                         5.00          1/01/2022           10,262
    7,460    Cook County Forest Preserve District GO, Series 1996 (PRE) (INS)              5.80         11/01/2016            7,584
             Finance Auth. RB,
   10,500       Series 2004 (INS)                                                          5.00         11/15/2023           10,712
    2,000       Series 2006                                                                5.00          8/15/2017            1,952
    2,000       Series 2006A                                                               5.00          4/01/2023            2,020
    4,165       Series 2006A                                                               5.00          4/01/2025            4,201
             Health Facilities Auth. RB,
    5,000       Series 1996A (Riverside Medical Center)                                    6.00         11/15/2015            5,122
    1,000       Series 1998 (Centegra Health System)                                       5.25          9/01/2013            1,023
    2,000       Series 1998 (Centegra Health System)                                       5.25          9/01/2014            2,042
    2,500       Series 1998 (Centegra Health System)                                       5.25          9/01/2018            2,539
   10,000       Series 1998A (Hospital Sisters Services, Inc.) (INS)                       5.00          6/01/2018           10,165
    4,250       Series 2000 (Riverside Medical Center) (PRE)                               6.80         11/15/2020            4,760
    3,000       Series 2001A (Edward Hospital) (INS)                                       5.00          2/15/2020            3,057
    8,050    Lake County Community Unit School District GO, Series 1999B (INS)             5.13(a)      12/01/2016            4,997
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                                       5.20(b)       6/15/2017            1,941
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                                       5.30(b)       6/15/2018            1,948
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                                       5.40(b)       6/15/2019            3,128
    2,000    Northeastern Illinois Univ. COP, Series 2006                                  4.75         10/01/2025            1,949
    4,735    Northern Illinios Univ. Auxiliary Facilities System RB, Series 2001 (INS)     4.88          4/01/2018            4,835
    6,500    Springfield Electric RB, Series 2006 (INS)                                    5.00          3/01/2026            6,678
             Univ. of Illinois COP,
    5,820       Series 1999 (PRE) (INS)                                                    5.25          8/15/2015            6,104
    4,000       Series 1999 (PRE) (INS)                                                    5.25          8/15/2016            4,195
    7,815       Series 2001A (PRE) (INS)                                                   5.00          8/15/2020            8,192

   14,070    Will County Forest Preserve District GO, Series 1999B (INS)                   5.40(a)      12/01/2017            8,278

             INDIANA (1.8%)
    7,465    Bond Bank State Revolving Fund RB, Series 2000A (PRE)                         5.50          8/01/2016            7,956
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                                      5.25          2/15/2018            1,419
    5,000       Series 1999A (Sisters St. Francis) (PRE) (INS)                             5.15         11/01/2019            5,210
    6,000    Indianapolis Economic Development RB, Series 1996                             6.05          1/15/2010            6,292
             Municipal Power Agency Power Supply Systems RB,
    4,950       Series 2002B (INS)                                                         5.25          1/01/2017            5,214
    2,100       Series 2002B (INS)                                                         5.25          1/01/2018            2,209
    1,150    St. Joseph County Economic Development RB, Series 1997                        5.45          2/15/2017            1,161
    7,260    St. Joseph County Hospital Auth. RB, Series 1999                              5.75          2/15/2019            7,447
   11,000    Univ. of Southern Indiana RB, Series 2001A (INS)(f)                           5.00         10/01/2018           11,389
    1,500    Vanderburgh County Redevelopment District RB, Series 2006                     5.00          2/01/2026            1,506

             IOWA (0.5%)
    5,500    Finance Auth. RB, Series 1998A (PRE) (INS)                                    5.25          7/01/2015            5,748
    7,950    Marion County Commercial Development RB, Series 1999 (INS)                    5.95          1/01/2014            8,164

             KANSAS (0.4%)
             Wyandotte County Special Obligation RB,
    2,000       2nd Lien Series 2005                                                       4.75         12/01/2016            2,013
    9,000       2nd Lien Series 2005                                                       5.00         12/01/2020            9,152

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             LOUISIANA (3.2%)
  $ 1,555    Jefferson Sales Tax District RB, Series 2005 (INS)                            5.00%        12/01/2022       $    1,593
             Local Government Environmental Facilities and Community
             Development Auth. RB,
    2,150       Series 2002 (INS)                                                          5.25         12/01/2015            2,266
    2,260       Series 2002 (INS)                                                          5.25         12/01/2016            2,374
    2,355       Series 2002 (INS)                                                          5.25         12/01/2017            2,468
    7,000    New Orleans GO, Series 2002 (INS)                                             5.13          9/01/2021            7,160
    2,000    Office Facilities Corp. RB, Series 2003 (INS)                                 5.25         11/01/2018            2,092
    6,825    Office Facilities Corp. RB (MLO), Series 2001 (INS)                           5.38          5/01/2018            7,200
    5,175    Offshore Terminal Auth. RB, Series 1998                                       5.20         10/01/2018            5,247
             Orleans Levee District RB,
    5,145       Series 1986 (INS)                                                          5.95         11/01/2014            5,279
    5,340       Series 1986 (INS)                                                          5.95         11/01/2015            5,506
    7,015       Series A (INS)                                                             5.95         11/01/2010            7,200
    9,000    Plaquemines Port, Harbor, and Terminal District RB, Series 1985C              5.00          9/01/2007            9,008
             Public Facilities Auth. RB,
      430       Series 1997B                                                               5.63          8/01/2017              442
    2,000       Series 2006                                                                5.00          7/01/2021            2,021
    4,450    St. Martin Parish IDRB, Series 2004                                           4.35         10/01/2012            4,358
    3,955    St. Tammany Parish Hospital Service District No. 1 RB,
                Series 1998 (INS)                                                          5.00          7/01/2018            3,939
             Transportation Auth. RB,
    9,450       Series 2005A (INS)                                                         4.38         12/01/2023            8,990
    9,615       Series 2005A (INS)                                                         4.38         12/01/2024            9,102

             MAINE (0.1%)
    1,870    Housing Auth. RB, Series 2001A                                                5.35         11/15/2021            1,920
    1,500    Jay PCRB, Series 2004A                                                        4.85          5/01/2019            1,489
      500    Municipal Bond Bank RB, Series 2004C                                          5.00         11/01/2020              518

             MARYLAND (0.2%)
    4,650    Community Development Administration RB, Series 1996A                         5.88          7/01/2016            4,752

             MASSACHUSETTS (2.7%)
             Commonwealth GO,
    4,500       Series 2002B (PRE) (INS)                                                   5.50          3/01/2018            4,829
    7,775       Series 2002D (PRE) (INS)                                                   5.38          8/01/2021            8,322
    5,000       Series 2003D (PRE)                                                         5.25         10/01/2020            5,356
    3,420    Commonwealth RB, Series 2005A (INS)                                           5.00          6/01/2023            3,525
    5,105    Federal Highway GAN, Series 2000A                                             5.75          6/15/2015            5,452
             Massachusetts Bay Transportation Auth. Assessment Bonds,
    1,500       Series 2004A                                                               5.25          7/01/2014            1,612
    1,000       Series 2004A (PRE)                                                         5.25          7/01/2015            1,080
    1,550       Series 2004A (PRE)                                                         5.25          7/01/2016            1,673
    3,000    Massachusetts Bay Transportation Auth. RB, Series 2003C                       5.25          7/01/2019            3,240
             Port Auth. RB,
    5,000       Series 2005-C (INS)                                                        5.00          7/01/2024            5,141
    2,280       Series 2005-C (INS)                                                        5.00          7/01/2025            2,342
    3,215    Springfield GO, Series 2003 (INS)                                             5.25          1/15/2019            3,415
             Water Pollution Abatement Trust Pool Program Bonds,
   13,950       Series 11                                                                  4.75          8/01/2023           14,129
    5,935       Series 11                                                                  4.75          8/01/2024            5,998
    6,460       Series 11                                                                  4.75          8/01/2025            6,519

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             MICHIGAN (1.7%)
  $ 5,785    Detroit Building Auth. RB (MLO), Series 1996A (LOC - Comerica Bank, N.A.)     6.15%         2/01/2011       $    5,814
    4,000    Detroit Downtown Development Auth. Bond, Series 1998C (INS)                   5.00          7/01/2018            4,059
   25,000    Dickinson County EDC PCRB, Series 2004A                                       4.80         11/01/2018           24,434
    2,390    Higher Education Facilities Auth. RB, Series 1998                             5.35          6/01/2013            2,461
             Hospital Finance Auth. RB,
      150       Series 1996 (Central Michigan Hospital)                                    6.10         10/01/2006              151
      160       Series 1996 (Central Michigan Hospital)                                    6.20         10/01/2007              163
    2,250       Series 1996 (Central Michigan Hospital)                                    6.25         10/01/2016            2,298
    1,500    Kent Hospital Finance Auth. RB, Series 2005A (Metropolitan Hospital)          5.50          7/01/2020            1,562
             State Hospital Finance Auth. RB,
    2,675       Series 2006A                                                               5.00         11/15/2019            2,735
    3,400       Series 2006A                                                               5.00         11/15/2022            3,446

             MINNESOTA (1.5%)
   18,015    Cohasset PCRB, Series 2004                                                    4.95          7/01/2022           17,749
    1,000    Higher Education Facilities Auth. RB, Series Six-I                            5.00          4/01/2023            1,029
       35    Housing Finance Agency RB, Series 1997G                                       6.00          1/01/2018               36
    3,000    Municipal Power Agency Electric RB, Series 2005                               4.38         10/01/2025            2,770
             St. Paul Hospital RB,
    4,000       Series 1997A                                                               5.70         11/01/2015            4,095
    1,500       Series 1997B                                                               5.85         11/01/2017            1,539
    7,680       Series 2005                                                                5.15         11/15/2020            7,614
    5,260    Washington County Hospital Facility RB, Series 1998                           5.38         11/15/2018            5,315

             MISSISSIPPI (1.0%)
   19,850    Hospital Equipment and Facilities Auth. RB, Series 2000 (PRE)                 6.35         12/01/2015           20,981
    1,500    Lincoln County Hospital RB, Series 1998B (INS)                                5.50          4/01/2018            1,550
    5,305    Union County Hospital RB, Series 1997 (ETM)                                   5.50          3/01/2009            5,515

             MISSOURI (0.2%)
    2,000    Development Finance Board Infrastructure Facilities RB, Series 2005A          4.75          6/01/2025            1,949
    3,250    Fenton Tax Increment RB, Series 2006                                          4.50          4/01/2021            3,203
    1,500    Health and Educational Facilities Auth. RB, Series 1997                       5.75          2/01/2017            1,528

             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                                               4.65          8/01/2023            6,435
    2,450    Health Facilities Auth. RB, Series 1996                                       6.38          6/01/2018            2,481

             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                                          5.30         11/15/2012              634
    2,000       Series 1997 (INS)                                                          5.45         11/15/2017            2,042
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                                          5.50          5/01/2010              524
      500       Series 2000 (INS)                                                          5.55          5/01/2011              528
      500       Series 2000 (INS)                                                          5.65          5/01/2012              528
      500       Series 2000 (INS)                                                          5.75          5/01/2013              528
      500       Series 2000 (INS)                                                          5.90          5/01/2015              531
    3,500       Series 2000 (INS)                                                          6.05          5/01/2020            3,741
             Public Power District RB,
    2,790       Series 2005A (INS)                                                         5.00          1/01/2023            2,881
    1,710       Series 2005A (INS)                                                         5.00          1/01/2024            1,762

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Scotts Bluff County Hospital Auth. RB,
  $ 2,940       Series 1998 (PRE)                                                          5.13%        11/15/2019       $    3,071
      560       Series 1998                                                                5.13         11/15/2019              571

             NEVADA (0.4%)
    5,000    Clark County Airport System Subordinate Lien RB,
                Series 2001B (PRE) (INS)                                                   5.25          7/01/2019            5,291
    1,000    Clark County Flood Control GO, Series 1998 (INS)                              4.50         11/01/2016            1,006
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)                                     5.76(a)       1/01/2017            3,659
    2,000    Reno Hospital RB, Series 1998A (INS)                                          5.00          5/15/2018            2,032

             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                                     5.85         12/01/2022            5,193

             NEW JERSEY (2.3%)
    6,150    Camden County Improvement Auth. RB, Series 1997 (PRE)                         5.88          2/15/2015            6,345
             Economic Development Auth. RB,
    2,000       Series 1997A                                                               5.75         12/01/2016            2,023
   13,500       Series 2004                                                                5.50          6/15/2024           13,967
    5,000       Series 2004A (INS)                                                         5.00          7/01/2022            5,173
    8,830       Series 2005P                                                               5.25          9/01/2023            9,272
             State Transportation Trust Fund Auth. RB,
   10,000       Series 2006A(f)                                                            5.50         12/15/2021           10,924
   13,850       Series 2006A                                                               5.50         12/15/2022           15,151

             NEW MEXICO (0.4%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(d)                                                            5.00          9/01/2018            4,939
    3,250       Series 2002A(d)                                                            5.50          9/01/2023            3,377
    4,000    Sandoval County Incentive Payment RB, Series 2005                             4.38          6/01/2020            3,882

             NEW YORK (12.5%)
    3,180    Civic Facility RB, Series 2006A (INS)                                         4.75          6/01/2026            3,085
    7,000    Dormitory Auth. Lease RB (MLO), Court Facilities, Series 2003A (PRE)          5.50          5/15/2019            7,625
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital) (ETM)                             5.30          2/15/2019           13,296
    3,975       Series 2002                                                                5.05          2/01/2022            4,084
    1,500       Series 2003A                                                               5.25          7/01/2013            1,590
    5,000       Series 2003A (PRE)                                                         5.38          3/15/2018            5,403
    5,000       Series 2003A (PRE)                                                         5.38          3/15/2019            5,403
    2,000       Series 2003A (PRE)                                                         5.38          3/15/2022            2,161
    5,000       Series 2004A (INS)                                                         5.25          2/15/2014            5,313
    1,000       Series 2005                                                                5.00         11/01/2014            1,033
    6,000    Dormitory Auth. RB, Bronx-Lebanon Hospital Center, Series 1998E               5.20          2/15/2015            6,164
             Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                                               5.20          2/15/2015            5,137
    4,000       Series 1998J                                                               5.20          2/15/2016            4,106
    4,760       Series 1998J                                                               5.30          2/15/2017            4,890
             Dormitory Auth. RB, Department of Health,
    4,680       Series 2004                                                                5.00          7/01/2017            4,845
    3,205       Series 2004                                                                5.00          7/01/2018            3,308
    4,960       Series 2004                                                                5.00          7/01/2019            5,107
    5,420    Dormitory Auth. RB, Kateri Residence (LOC - Allied Irish Banks plc)           4.40          7/01/2016            5,401

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Dormitory Auth. RB, Mental Health,
  $ 1,430       Series 1997A (PRE)                                                         5.75%         2/15/2010       $    1,475
      620       Series 1997A                                                               5.75          2/15/2010              639
    1,390       Series 1997A (PRE)                                                         5.75          2/15/2011            1,434
      605       Series 1997A                                                               5.75          2/15/2011              624
    1,395       Series 1997A (PRE)                                                         5.75          2/15/2012            1,440
      600       Series 1997A                                                               5.75          2/15/2012              618
       15       Series 1997B (PRE)                                                         5.75          2/15/2010               16
    2,445       Series 1997B                                                               5.75          2/15/2010            2,517
       25       Series 1997B (PRE)                                                         5.75          2/15/2012               26
    4,025       Series 1997B                                                               5.75          2/15/2012            4,143
       60       Series 1997B (PRE)                                                         5.50          8/15/2017               62
    4,615       Series 1997B                                                               5.50          8/15/2017            4,742
             Dormitory Auth. RB, New York City Univ.,
    5,500       1993 Series A                                                              5.75          7/01/2013            5,936
    3,550       1996 Series 2 (PRE)                                                        6.00          7/01/2009            3,621
    1,450       1996 Series 2                                                              6.00          7/01/2009            1,482
    1,250       1996 Series 2 (PRE)                                                        6.00          7/01/2010            1,275
      510       1996 Series 2                                                              6.00          7/01/2010              521
    6,000    Dormitory Auth. RB, State Personal Income Tax, Series 2005F                   5.00          3/15/2023            6,185
             Dormitory Auth. RB, Upstate Community Colleges,
    1,085       Series 1999A (PRE)                                                         5.00          7/01/2019            1,130
    1,915       Series 1999A                                                               5.00          7/01/2019            1,953
    1,500       Series 2004B                                                               5.25          7/01/2015            1,590
    2,005       Series 2004B                                                               5.25          7/01/2016            2,118
    2,000       Series 2004B                                                               5.25          7/01/2017            2,108
             East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home) (NBGA)                                           4.05          2/15/2012            4,369
    2,000       Series 2002 (Jewish Home) (NBGA)                                           4.63          2/15/2017            2,023
    7,500    Energy Research and Development Auth. PCRB, Series 1985A (INS)                4.10          3/15/2015            7,422
             Environmental Facilities Corp. State Personal Income Tax RB,
    2,500       Series 2004A (INS)                                                         5.00         12/15/2023            2,576
    7,685       Series 2006A                                                               5.00         12/15/2023            7,927
    8,070       Series 2006A                                                               5.00         12/15/2024            8,318
    5,970       Series 2006A                                                               5.00         12/15/2025            6,140
             Housing Finance Agency Service Contract Obligation RB,
    1,450       Series 1995A (PRE)                                                         6.25          9/15/2010            1,486
      625       Series 1995A                                                               6.25          9/15/2010              627
      885       Series 1996A (PRE)                                                         6.00          9/15/2016              923
    3,340       Series A-2003 (PRE)                                                        6.00          9/15/2016            3,421
      195       Series A-2003                                                              6.00          9/15/2016              200
    3,000    Long Island Power Auth. Electric Systems RB, Series 2003B                     5.25          6/01/2014            3,187
    6,000    Metropolitan Transportation Auth. RB, Series 2006A (INS)                      5.00         11/15/2024            6,219
             New York City GO,
    3,300       Series 1997I (PRE)                                                         6.00          4/15/2012            3,390
    1,700       Series 1997I                                                               6.00          4/15/2012            1,742
    5,000       Series 2002G                                                               5.63          8/01/2015            5,371
   10,000       Series 2002G                                                               5.75          8/01/2016           10,826
   26,625       Series 2003C                                                               5.50          8/01/2015           28,303
    5,000       Series 2003D                                                               5.25         10/15/2019            5,216
    3,500       Series 2006 I-1                                                            5.00          4/01/2023            3,572
   10,000       Series 2006 I-1                                                            5.00          4/01/2024           10,181
   10,000       Series 2006 J-1                                                            5.00          6/01/2023           10,207
             New York City IDA Civic Facility RB,
    2,175       Series 2004A-1 (INS)                                                       4.15          7/01/2014            2,101
    1,050       Series 2004A-1 (INS)                                                       4.75          7/01/2019            1,031

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $10,000    New York City Municipal Water Finance Auth. RB, Series A                      5.38%         6/15/2017       $   10,627
             New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                                         5.25          8/01/2019            5,291
    3,000       Series 2004B                                                               5.25          8/01/2018            3,184
   14,000       Series 2006A-1                                                             5.00         11/01/2024           14,469
             Suffolk County IDA RB,
      775       Series 2006                                                                5.00         11/01/2013              794
    1,880       Series 2006                                                                5.00         11/01/2014            1,920
    1,000       Series 2006                                                                5.00         11/01/2015            1,023
             Thruway Auth. RB,
    9,615       Series 2002A (PRE) (INS)                                                   5.25          4/01/2015           10,255
    6,000       Series 2002A (PRE) (INS)                                                   5.25          4/01/2016            6,399
    5,900       Series 2004B (INS)                                                         5.00          4/01/2017            6,181
   11,000    Tobacco Settlement Financing Corp. Asset-Backed RB, Series 2003B-1C           5.50          6/01/2018           11,668

             NORTH CAROLINA (1.4%)
             Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                                               5.50          1/01/2012            6,369
    4,885       Series F                                                                   5.50          1/01/2015            5,168
    1,830       Series F                                                                   5.50          1/01/2016            1,931
    1,000       Series F                                                                   5.50          1/01/2017            1,051
             Infrastructure Finance Corp. COP (MLO),
    2,400       Series 2004A                                                               5.00          2/01/2017            2,492
    5,000       Series 2005A                                                               5.00          2/01/2023            5,135
    5,000    Municipal Power Agency No. 1 RB, Series 2003A                                 5.50          1/01/2013            5,315
    4,000    Wake County Industrial Facilities PCRB, Series 2002                           5.38          2/01/2017            4,177
    5,610    Wilmington COP, Series 2005A (INS)                                            5.00          6/01/2025            5,746

             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB, Series 2005A (Alerus Project) (INS)                 5.00         12/15/2022            1,036
    2,510    State Water Commission RB, Series 2005B (INS)                                 5.00          8/01/2023            2,594

             OHIO (0.9%)
    2,400    Fairview Park GO, Series 2005 (INS)                                           4.13         12/01/2020            2,287
    4,000    Franklin County Development RB, Series 1999                                   5.80         10/01/2014            4,191
    2,650    Franklin County Health Care Facilities RB, Series 1997                        5.50          7/01/2017            2,695
   10,000    Hamilton Electric System RB, Series 2002A (INS)                               4.65         10/15/2022            9,845
    1,310    Housing Finance Agency Residential Mortgage RB, Series 2001D (NBGA)           5.10          9/01/2017            1,316
             Miami County Hospital Facilities RB,
    1,750       Series 2006(e)                                                             5.25          5/15/2021            1,800
    2,000       Series 2006(e)                                                             5.25          5/15/2026            2,050

             OKLAHOMA (0.6%)
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                                          5.25          7/01/2022            4,046
    3,000       Series 2005 (INS)                                                          5.25          7/01/2023            3,117
             Holdenville Industrial Auth. RB,
    1,650       Series 1995 (PRE)                                                          6.60          7/01/2010            1,683
    3,250       Series 1995 (PRE)                                                          6.70          7/01/2015            3,315
    1,400    Norman Regional Hospital Auth. RB, Series 2005                                5.50          9/01/2024            1,445
             Valley View Hospital Auth. RB,
      675       Series 1996                                                                5.75          8/15/2006              676
    2,695       Series 1996                                                                6.00          8/15/2014            2,750

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (1.4%)
  $16,300    Allegheny County IDA RB, Series 1998                                          4.75%        12/01/2032       $   16,817
    5,500    Higher Educational Facility Auth. RB, Series 1999A (INS)                      5.25          8/01/2014            5,726
             Montgomery County IDA RB,
   10,000       Series 1996B                                                               5.63         11/15/2012           10,274
    3,650       Series 2002A (INS)                                                         5.25         11/01/2014            3,910
             Pittsburgh GO,
    1,500       Series 2005A (INS)                                                         5.00          9/01/2017            1,568
    1,250       Series 2005A (INS)                                                         5.00          9/01/2018            1,303

             PUERTO RICO (2.4%)
             Commonwealth GO,
    6,000       Series 2003A (INS)                                                         5.50          7/01/2017            6,609
    6,000       Series 2003A (INS)                                                         5.50          7/01/2018            6,614
             Electric Power Auth. RB,
   12,000       Series 2002KK (INS)                                                        5.50          7/01/2016           13,253
    5,000       Series S                                                                   7.00          7/01/2006            5,000
   10,000    Government Development Bank CP                                                4.30         10/12/2006           10,000
             Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                                             5.25          7/01/2019            1,065
    1,000       Series G (INS)                                                             5.25          7/01/2020            1,063
   22,200    Housing Bank and Finance Agency RB                                            7.50         12/01/2006           22,470

             RHODE ISLAND (1.2%)
             Health and Educational Building Corp. RB,
    3,045       Series 1996 (PRE) (INS)                                                    5.50          5/15/2012            3,148
      340       Series 1996 (INS)                                                          5.50          5/15/2012              351
    6,835       Series 1996 (PRE) (INS)                                                    5.50          5/15/2016            7,067
      765       Series 1996 (INS)                                                          5.50          5/15/2016              789
    4,345       Series 1999A (LOC - Allied Irish Banks plc)                                5.88         11/15/2014            4,554
    7,850       Series 2006A (INS)                                                         5.00          5/15/2026            8,012
    1,650    Housing and Mortgage Finance Corp. Bond, Series 37-A                          5.13          4/01/2017            1,687
    2,455    Housing and Mortgage Finance Corp. MFH RB, Series 1995A (INS)                 5.70          7/01/2007            2,471
    5,915    Housing and Mortgage Finance Corp. RB, Series 51-A                            4.65         10/01/2026            5,782

             SOUTH CAROLINA (0.9%)
   11,000    Berkeley County PCRB, Series 2003                                             4.88         10/01/2014           11,160
             Georgetown County Environmental Improvement RB,
    4,250       Series 2000A                                                               5.95          3/15/2014            4,549
    5,000       Series 2002A                                                               5.70          4/01/2014            5,291
    3,000    Marion County Hospital District RB, Series 1995 (INS)                         5.50         11/01/2015            3,048

             SOUTH DAKOTA (0.2%)
    6,305    Housing Development Auth. Bond, Series 2002A (INS)                            5.15         11/01/2020            6,499

             TENNESSEE (0.5%)
    2,125    Johnson City Health and Educational Facilities Board RB,
                Series 2006A                                                               5.25          7/01/2026            2,144
    3,000    Knox County Health, Educational, and Housing Facilities RB,
                Series 1996 (INS)                                                          5.50          4/15/2011            3,105
    1,000    Nashville and Davidson County Health and Educational Facilities RB,
                Series 1998 (INS)                                                          5.10          8/01/2019            1,010
      745    Shelby County Health Educational & Hospital RB (PRE)                          6.00          9/01/2016              826
    1,255    Shelby County Health Educational & Hospital RB (PRE)                          6.00          9/01/2016            1,391
      935    Shelby County Health Educational & Hospital RB (PRE)                          6.25          9/01/2018            1,049

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 1,565    Shelby County Health Educational & Hospital RB (PRE)                          6.25%         9/01/2018       $    1,755
    3,500    Springfield Health and Educational Facilities Hospital RB,
                Series 1998                                                                5.25          8/01/2018            3,463

             TEXAS (15.6%)
    1,960    Alamo Community College District RB, Series 2001 (INS)                        5.00         11/01/2020            2,010
      710    Austin Airport System Prior Lien RB, Series 2003 (INS)                        5.25         11/15/2018              745
    5,410    Austin Higher Education Auth. RB, Series 1998                                 5.13          8/01/2016            5,454
             Austin RB,
    1,190       Series 2005 (INS)                                                          5.00         11/15/2023            1,228
    2,300       Series 2005 (INS)                                                          5.00         11/15/2024            2,370
    5,610    Austin Utility Systems Subordinate Lien RB, Series 1998A (INS)                5.15(a)       5/15/2017            3,381
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                                         5.55(a)       2/15/2014            1,324
    3,030       Series 1997 (NBGA)                                                         5.55(a)       2/15/2015            2,048
    3,055       Series 1997 (NBGA)                                                         5.60(a)       2/15/2016            1,959
    3,155       Series 1997 (NBGA)                                                         5.60(a)       2/15/2017            1,918
   12,000    Bexar County Health Facilities Development Corp. RB,
                Series 1993 (ETM) (INS)                                                    5.88         11/15/2010           12,258
   32,925    Brazos River Auth. RB, Series 1999A                                           5.38          4/01/2019           33,711
    5,365    Cass County IDC PCRB, Series 1997B                                            5.35          4/01/2012            5,570
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                                        4.55(b)       1/01/2020            1,794
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                                        4.60(b)       1/01/2021            2,292
    8,665    Clint ISD Public Facility Corp. RB, Series 1999 (PRE)                         7.00          5/01/2019            9,353
    3,315    Comal ISD RB, Series 2005 (NBGA)                                              5.00          2/01/2021            3,410
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                                        5.00          2/15/2023            2,674
    3,100       Series 2005C (NBGA)                                                        5.00          2/15/2024            3,184
             Corpus Christi Utility Systems RB,
    4,720       Series 2005A (INS)                                                         5.00          7/15/2023            4,849
    4,955       Series 2005A (INS)                                                         5.00          7/15/2024            5,084
    2,605       Series 2005A (INS)                                                         5.00          7/15/2025            2,675
   10,410    Dallas Area Rapid Transit Senior Lien RB, Series 2001 (INS)(f)                5.00         12/01/2018           10,763
             Dallas ISD GO,
    5,000       Series 2004A (NBGA)                                                        5.00          8/15/2022            5,156
    8,370       Series 2006 (NBGA)                                                         4.75          8/15/2025            8,420
             Denton ISD GO,
   13,745       Series 2006 (NBGA)(e)                                                      5.03(a)       8/15/2023            5,725
   16,500       Series 2006 (NBGA)(e)                                                      5.06(a)       8/15/2024            6,496
    7,840    Duncanville ISD GO, Series 2005 (NBGA)                                        5.00          2/15/2023            8,064
             Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                                         4.90          8/15/2018            1,485
    1,520       Series 2001 (NBGA)                                                         4.88          8/15/2019            1,552
    1,595       Series 2001 (NBGA)                                                         5.00          8/15/2020            1,634
    1,675       Series 2001 (NBGA)                                                         5.00          8/15/2021            1,712
             Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                                               5.50         10/01/2006              515
      545       Series 1997A                                                               5.50         10/01/2007              547
      575       Series 1997A                                                               5.63         10/01/2008              578
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)                                      5.00          2/15/2018            6,791
             Garland ISD GO,
    3,225       Series 2005 (NBGA)                                                         5.00          2/15/2022            3,322
    5,000       Series 2005 (NBGA)                                                         5.00          2/15/2023            5,142
    5,525       Series 2005 (NBGA)                                                         5.00          2/15/2024            5,675
    5,855    Harris County GO, Series 2004B                                                5.00         10/01/2020            6,044

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 2,070    Harrison County Health Facilities Development Corp. RB,
                Series 1998 (PRE) (INS)                                                    5.50%         1/01/2018       $    2,157
    1,895    Hidalgo County Health Services Corp. RB                                       4.75          8/15/2017            1,830
      350    Hidalgo County Health Services Corp. RB                                       5.00          8/15/2019              345
             Houston ISD Public Facility Corp. RB (MLO),
    3,635       Series 1998A (INS)                                                         5.35(a)       9/15/2015            2,393
    2,635       Series 1998A (INS)                                                         5.38(a)       9/15/2016            1,645
    3,885       Series 1998A (INS)                                                         5.40(a)       9/15/2017            2,298
    4,955       Series 1998B (INS)                                                         5.35(a)       9/15/2015            3,263
    6,955       Series 1998B (INS)                                                         5.38(a)       9/15/2016            4,341
    3,000    Houston Public Improvement GO, Series 2003A-1 (INS)                           5.00          3/01/2019            3,107
    4,390    Jefferson County Health Facilities RB, Series 2001 (INS)                      5.20          8/15/2021            4,498
             Judson ISD GO,
    2,200       Series 2005B (INS)                                                         5.00          2/01/2023            2,252
    1,500       Series 2005B (INS)                                                         5.00          2/01/2024            1,534
    2,830    Katy ISD GO, Series 2005B (NBGA)                                              5.00          2/15/2023            2,911
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                                         5.00          2/15/2022            1,640
    3,535       Series 2005A (INS)                                                         5.00          2/15/2024            3,623
             Laredo ISD Public Limited GO,
      505       Series 1998A                                                               5.06          2/01/2007              508
      530       Series 1998A                                                               5.06          2/01/2008              537
    3,830    Lewisville RB, Series 1998 (INS)                                              5.38          9/01/2015            3,971
    3,295    Marlin ISD Public Facility Corp. RB (MLO),
                Series 1998 (acquired 7/22/1998; cost $3,349)(c)                           5.85          2/15/2018            3,397
    3,425    Mesquite Health Facilities Development Corp. RB, Series 2005                  5.50          2/15/2025            3,461
   10,000    Midlothian Development Auth. Tax Increment RB, Series 2004                    6.00         11/15/2024           10,049
             Northside ISD GO,
    5,300       Series 2001 (NBGA)                                                         5.00          2/15/2017            5,475
    5,420       Series 2001 (NBGA)                                                         5.00          2/15/2018            5,594
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                                         5.00          8/15/2023            3,054
    3,110       Series 2005 (NBGA)                                                         5.00          8/15/2024            3,198
    1,770       Series 2005 (NBGA)                                                         5.00          8/15/2025            1,815
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                                          5.00          7/15/2023            1,253
    1,530       Series 2005 (INS)                                                          5.00          7/15/2024            1,570
             Plano ISD GO,
   17,475       Series 2001 (NBGA)                                                         5.00          2/15/2019           17,954
    2,965       Series 2006 (NBGA)                                                         4.50          2/15/2023            2,882
    3,115       Series 2006 (NBGA)                                                         4.50          2/15/2024            3,017
    3,275       Series 2006 (NBGA)                                                         4.50          2/15/2025            3,157
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B                                 5.40          4/01/2018           19,552
    8,395    Rockwall ISD GO, Series 2006A (NBGA)(e)                                       5.14(a)       2/15/2022            3,770
             San Antonio Electric and Gas System RB,
   10,000       Series 2002 (PRE)                                                          5.38          2/01/2019           10,657
   15,000       Series 2005                                                                5.00          2/01/2024           15,373
             State Water Financial Assistance Bonds GO,
    1,250       Series 2004C                                                               5.00          8/01/2015            1,316
    3,320       Series 2004C                                                               5.00          8/01/2016            3,481
    1,100    Tarrant County Cultural Education Facilities Finance Corp. RB,
                Series 2006A                                                               6.00         11/15/2026            1,155
             Tarrant Regional Water District RB,
    7,000       Series 2002 (INS)                                                          5.38          3/01/2016            7,491
    8,000       Series 2002 (INS)                                                          5.25          3/01/2017            8,434
    2,000       Series 2002 (INS)                                                          5.25          3/01/2019            2,103

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 2,000       Series 2002 (INS)                                                          5.25%         3/01/2020       $    2,097
    5,000       Series 2006 (INS)                                                          4.38          3/01/2021            4,826
    5,240    Texas Tech Univ. RB, Series 2003 (INS)                                        5.25          2/15/2017            5,541
             Transportation Commission GO,
    5,795       Series 2005-A (NBGA)                                                       5.00          4/01/2025            5,958
    5,515       Series 2006 (NBGA)                                                         5.00          4/01/2020            5,741
             Tyler Health Facilities Development Corp. Hospital RB,
    3,140       Series 1993B                                                               6.63         11/01/2011            3,142
    3,895       Series 2003                                                                5.25          7/01/2011            4,039
    2,125       Series 2003                                                                5.25          7/01/2012            2,209
    1,500       Series 2003                                                                5.25          7/01/2013            1,556
             Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                                         5.38          8/15/2017            4,780
    7,000       Series 2002B (PRE) (NBGA)                                                  5.25          7/01/2018            7,444
    5,970    Williamson County GO (INS)                                                    5.13          2/15/2022            6,255
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                                         5.00(a)       8/15/2014              968
    1,690       Series 2001 (NBGA)                                                         5.10(a)       8/15/2015            1,119

             UTAH (0.3%)
      145    Housing Finance Agency RB, Series 1985B                                       5.30          7/01/2007              146
             Intermountain Power Agency RB,
    4,410       Series 1987A (ETM) (INS)                                                   5.00          7/01/2012            4,414
    1,325       Series 1997B (PRE) (INS)                                                   5.75          7/01/2019            1,376
    2,675       Series 1997B (INS)                                                         5.75          7/01/2019            2,772

             VERMONT (0.1%)
    3,000    Educational and Health Buildings Financing Agency RB, Series 1998             5.50          7/01/2018            3,062

             VIRGINIA (1.0%)
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                                         5.13          8/01/2019           10,451
    5,510       Series 2000B                                                               5.00          8/01/2017            5,723
    5,000    Richmond Convention Center Auth. RB, Series 2000 (PRE)                        6.13          6/15/2020            5,437
             State Housing Development Auth. RB,
    1,700       Series 2002Z                                                               4.25          1/01/2016            1,690
    1,735       Series 2002Z                                                               4.25          7/01/2016            1,723
    1,775       Series 2002Z                                                               4.35          1/01/2017            1,771
    1,810       Series 2002Z                                                               4.35          7/01/2017            1,805

             WASHINGTON (1.1%)
    8,650    Central Puget Sound Regional Transit Auth. RB, Series 2005A (INS)             5.00         11/01/2024            8,870
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                                         5.13          8/15/2017            3,323
    2,500       Series 1998 (INS)                                                          5.25          8/15/2017            2,562
    2,500       Series 1998 (INS)                                                          5.30          8/15/2018            2,562
    6,185    Higher Education Facilities Auth. RB, Series 1998                             5.20         10/01/2017            6,310
    2,000    Housing Finance Commission RB, Series 1999 (INS)                              5.88          7/01/2019            2,107
    5,000    King County Housing Auth. RB, Series 1998A (INS)                              5.20          7/01/2018            5,025

             WISCONSIN (1.4%)
             Central Brown County Water Auth. RB,
    5,000       Series 2005 (INS)                                                          5.00         12/01/2022            5,157
    2,000       Series 2005 (INS)                                                          5.00         12/01/2023            2,060

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 1,420    Green Bay Water Systems RB, Series 2004 (INS)                                 5.00%        11/01/2021       $    1,465
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial Hospital) (INS)                            5.25          8/15/2012            4,217
    5,000       Series 1998A (Wausau Hospital) (INS)                                       5.13          8/15/2020            5,134
    7,000       Series 2006A (Marshfield Clinic)                                           5.13          2/15/2026            7,042
    5,540    Housing and Economic Development Auth. RB, Series 2002G                       4.85          9/01/2017            5,625
    1,345    Kaukauna Area School District GO, Series 2001 (INS)                           4.85          3/01/2017            1,377
    5,000    State GO, Series 2004-4 (INS)                                                 5.00          5/01/2017            5,216
                                                                                                                         ----------
             Total fixed-rate instruments (cost: $2,469,247)                                                              2,501,729
                                                                                                                         ----------
             PUT BONDS (6.3%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB, Series 2004I                            4.95          7/01/2026            3,080
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(d)                                                            5.25          5/15/2025            7,666
    8,270       Series 2002E (Kaiser Permanente)                                           4.70         11/01/2036            8,374

             FLORIDA (0.5%)
   12,240    Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)           5.00          8/15/2034           12,830

             GEORGIA (0.3%)
    8,640    De Kalb County Housing Auth. MFH RB, Series 2001                              4.70         10/01/2031            8,567

             ILLINOIS (1.2%)
   15,000    Chicago Gas Supply RB, Series 2000B                                           4.75          3/01/2030           15,150
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                                       4.45          3/01/2034            9,913
    7,500       Series 2002 (Field Museum)                                                 4.75         11/01/2036            7,522

             MICHIGAN (1.0%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                                     4.65         10/01/2024           15,355
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                                      4.85          9/01/2030           10,888

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                              5.00         10/01/2032            5,098

             NEW MEXICO (0.1%)
    3,320    Bernalillo County MFH RB, Series 1995 (Sunchase Apts.) (INS)                  4.60         11/01/2025            3,328

             NEW YORK (0.4%)
    1,500    Dormitory Auth. RB, Series 2002B                                              5.25         11/15/2023            1,591
    8,500    Hempstead Town IDA RB, Series 2001                                            5.00         12/01/2010            8,682

             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000       Series 1997A (PRE)                                                         6.50         10/01/2027            5,165
    4,000       Series 1997B (PRE)                                                         6.50         10/01/2027            4,132

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing Facilities MFH RB,
                Series 2001 (NBGA)                                                         4.90          6/01/2031            2,101

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                                      RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             TEXAS (0.7%)
  $ 3,510    Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)                             4.70%        12/15/2031       $    3,511
    6,000    Brazos River Auth. PCRB, Series D                                             5.40         10/01/2029            6,332
    5,250    Gateway Public Facility Corp. RB, Series 2004 (NBGA)                          4.55          7/01/2034            5,266
    3,715    Montgomery County Housing Finance Corp. MFH RB,
                Series 2001 (NBGA)                                                         4.85          6/01/2031            3,702

             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                                    4.88         10/01/2027            9,226

             WYOMING (0.5%)
   15,000    Sweetwater County PCRB                                                        3.90         12/01/2014           14,255
                                                                                                                         ----------
             Total put bonds (cost: $170,341)                                                                               171,734
                                                                                                                         ----------
             PERIODIC AUCTION RESET BONDS (0.6%)

             CALIFORNIA (0.6%)
   16,300    Statewide Communities Development Auth. COP, SAVRS,
                Series 1998 (INS)                                                          4.50         12/01/2028           16,300

             INDIANA (0.0%)(g)
      350    Clarksville RB, SAVRS, Series 1998 (INS)                                      4.55         12/01/2025              350
                                                                                                                         ----------
             Total periodic auction reset bonds (cost: $16,650)                                                              16,650
                                                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (1.2%)

             COLORADO (0.2%)
    5,700    Educational and Cultural Facilities Auth. RB,
                Series 2005 (Concordia Univ. Irvine Project)
                (LOC - U.S. Bank, N.A.)                                                    4.03         12/01/2035            5,700

             LOUISIANA (0.1%)
             Public Facilities Auth. Equipment and Capital Facilities
                Pooled Loan Program RB,
      495       Series 2000 (LOC - Capital One, N.A.)                                      4.47          7/01/2027              495
      435       Series 2003A (LOC - Capital One, N.A.)                                     4.47          7/01/2028              435
      290    West Baton Rouge Parish Industrial District No. 3 RB,
                Series 1994B                                                               4.11         12/01/2016              290

             NEW YORK (0.0%)(g)
      700    Dormitory Auth. RB,
                Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                        4.00          7/01/2023              700

             VERMONT (0.2%)
    5,150    Educational and Health Buildings Financing Agency RB,
                Series 2004A (LOC - Banknorth, N.A.)                                       4.01         10/01/2029            5,150

             WYOMING (0.7%)
             Sweetwater County PCRB,
    2,805        Series 1992B                                                              4.32         12/01/2020            2,805
   15,900        Series 1996C                                                              4.08          7/15/2026           15,900
                                                                                                                         ----------
             Total variable-rate demand notes (cost: $31,475)                                                                31,475
                                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,687,713)                                                                        $2,721,588
                                                                                                                         ==========

18

 N O T E S
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           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
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         USAA  Tax  Exempt  Fund,  Inc.  (the  Company),  registered  under  the
         Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA Intermediate-Term Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical dat a, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $52,967,000 and $19,092,000, respectively, resulting in net unrealized appreciation of $33,875,000.

         C. The portfolio of investments category percentages shown represent the percent ages of the investments to net assets, which were $2,736,218,000 at June 30, 2006, and, in total, may not equal 100%.

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           to Portfolio of INVESTMENTS
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USAA INTERMEDIATE-TERM FUND
JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
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         (a) Zero-coupon security. Rate represents  the effective  yield  at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of this security at June 30, 2006, was $3,397,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (e) Delivery and payment for securities or portions of securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $19,841,000, which included when-issued securities of $3,850,000.

         (f) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (g) Represents less than 0.1% of net assets.

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                       Recycled
                                                                          Paper

          [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA        ----------------------------------
                              INSURANCE o MEMBER SERVICES

48497-0806                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.